SEGMENT REPORTING (Schdeule of Total Long-Lived Assets excluding Financial Instruments, Intangible Assets and Deferred Tax Assets by Country) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	$ 455,604	¥ 3,171,828	¥ 2,317,628
CHINA
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	415,245	2,890,858	2,036,133
SINGAPORE
Segment reporting [Line Items]
Total long-lived assets other than financial instruments, intangible assets and deferred tax assets	$ 40,359	¥ 280,970	¥ 281,495